Business Combination (Tables)	12 Months Ended
Mar. 31, 2019
TCIL
Business Combination
Schedule of purchase price allocation

The purchase price of INR 58,276 as on the date of acquisition had been allocated to the acquired assets and liabilities as follows:

Net working capital (including cash)	(1,240)
Tangible assets	260
Customer base and relationships	5,654
Non compete agreements	2,110
Goodwill	53,913
Deferred tax liability	(2,421)
Total purchase consideration	58,276

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	4,828
Cash paid	(58,276)
Net cash flow on acquisition	(53,448)

Schedule of intangible assets recognized in a business combination

	Life (years)
Customer base and relationships	4	5,654
Non compete agreements	5	2,110
Total Intangibles		7,764

Schedule of goodwill recognized in a business combination

Gross carrying amount	Goodwill
At April 1, 2018	961,186
Acquisition of a subsidiary - Travel.Co.In Limited ("TCIL")	53,913
At March 31, 2019	1,015,099

Air Travel Bureau Limited
Business Combination
Schedule of purchase price allocation

Net working capital (including cash)	1,245,235
Tangible assets	71,016
Long term liabilities	(695,088)
Customer base and relationships	134,681
Non compete agreements	16,861
Goodwill	400,254
Deferred tax liability	(52,449)
Total purchase consideration	1,120,510

Schedule of gross carrying amount

Goodwill
At April 1, 2017	653,666
Acquisition of a subsidiary – Air Travel Bureau Limited (“ATB”)	307,520
At March 31, 2018	961,186

Analysis of cash flows on acquisition

Net cash acquired with the subsidiary	156,543
Cash paid	(510,000)
Net cash flow on acquisition	(353,457)

Schedule of intangible assets recognized in a business combination

	Life
	(years)
Customer base and relationships	15	134,682
Non compete agreements	3.5	16,861
Total Intangibles		151,543

Reconciliation of fair value measurement of the contingent consideration liability

As at July 31, 2017	—
Liability arising on business combination	610,383
Unrealised fair value changes recognised in profit or loss	294,344
As at March 31, 2018	904,727
Unrealised fair value changes recognised in profit or loss	485,282
Advance paid*	200,000
As at March 31, 2019	1,190,009

TRTL
Business Combination
Schedule of net assets acquired

Amount
Cash and cash equivalent	4,051,557
Current assets	8,285
Accounts payable	(23,797)
Warrants	(1,631,672)